Cash and Cash Equivalents - Additional Information (Detail) (SOUTH AFRICA, INR) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
SOUTH AFRICA
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,149	1,126